Courseware	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Notes To Financial Statements [Abstract]
6. Courseware

Note 5. Courseware

Courseware costs capitalized were $500 for the three months ended July 31, 2013.

Courseware consisted of the following at July 31, 2013 and April 30, 2013:

	July 31,	April 30,
	2013	2013
Courseware	$2,098,038	$2,097,538
Accumulated amortization	(1,919,914)	(1,889,443)
Courseware, net	$178,124	$208,095

Amortization expense of courseware for the three months ended July 31, 2013 and July 31, 2012 was $30,471 and $35,578, respectively.

The following is a schedule of estimated future amortization expense of courseware at July 31, 2013:

Year Ending April 30,
2014	$74,859
2015	65,117
2016	27,830
2017	9,196
2018	1,122
Total	$178,124

Note 6. Courseware

Courseware costs capitalized were $25,300 and $54,090 for the years ended December 31, 2012 and 2011, respectively. No courseware costs were capitalized for the fours month ended April 30, 2013.

Courseware consisted of the following at April 30, 2013, December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Courseware	$2,097,538	$2,097,538	$2,072,238
Accumulated amortization	(1,889,443)	(1,843,967)	(1,702,407)
Courseware, net	$208,095	$253,571	$369,831

Amortization expense of courseware for the four months ended April 30, 2013 and 2012 (unaudited) and for the years ended December 31, 2012 and 2011 was $45,476, $48,094, $141,560 and $178,420, respectively.

Estimated future amortization expense of course curricula as of April 30, 2013 is as follows:

Year Ending April 30,
2014	$105,246
2015	65,017
2016	27,730
2017	9,095
2018	1,007
Total	$208,095